Stockholders' Equity (Deficit) (Common Stock Warrants) (Details) - $ / shares	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Feb. 28, 2014	Feb. 28, 2014	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2015	Aug. 31, 2014	Dec. 31, 2012
Secured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants									52,695
Exercise price of warrant liabilities									$ 4.27
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants						20,549				20,549
Common Stock Warrants
Outstanding, beginning balance			20,549		20,549	20,549
Granted					52,695
Exercised					(73,244)
Expired
Outstanding, ending balance						20,549
Number of shares issued from cashless exercise of warrant	17,664
Common Stock Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants		15,218	15,218	20,549			20,549
Exercise price of warrant liabilities				$ 4.83				$ 11.03
Expiration term				10 years		5 years	10 years
Exercise price							$ 0.48
Price per share						$ 12.50
Common Stock Warrants
Granted					52,695		32,610
Exercised					(88,462)
Expired
Outstanding, ending balance					142,392
Number of shares issued from cashless exercise of warrant		14,318	8,065
Common Stock Warrant [Member] | Secured Debt [Member]
Common Stock Warrants
Number of shares issued from cashless exercise of warrant	17,664